Share of results of associates	6 Months Ended
Jun. 30, 2022
Disclosure of associates [abstract]
Share of results of associates
5. Share of results of associates
Share of results of associates include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Share of profit before interest and taxation	93.3	85.9
Share of exceptional (losses)/gains	(76.1)	11.7
Share of interest and non-controlling interests	(58.9)	(39.1)
Share of taxation	(22.1)	(18.5)
	(63.8)	40.0
Share of exceptional losses in the period ended 30 June 2022 of £76.1 million primarily comprise amortisation of acquired intangible assets and restructuring costs. In 2021, share of exceptional gains of £11.7 million primarily comprised the gain on disposal of certain Kantar businesses partially offset by amortisation of acquired intangible assets.